Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Accrual For Environmental Loss Contingencies	$ 896	$ 830
German Tax Office Against Otis - cash payments in prior year [Member]
Loss Contingencies [Line Items]
Loss Contingency Lawsuit Filing Date	August 3, 2012
Loss Contingency Allegations	As previously disclosed, UTC has been involved in administrative review proceedings with the German Tax Office, which concern approximately €215 million (approximately $239 million) of tax benefits that we have claimed related to a 1998 reorganization of the corporate structure of Otis operations in Germany. Upon audit, these tax benefits were disallowed by the German Tax Office. UTC estimates interest associated with the aforementioned tax benefits is an additional approximately €118 million (approximately $131 million). On August 3, 2012, we filed suit in the local German Tax Court (Berlin-Brandenburg). In March 2016, the local German Tax Court dismissed our suit, and we appealed this decision to the German Federal Tax Court (FTC). Following a hearing on July 24, 2018, the FTC remanded the matter to the local German Tax Court for further proceedings.
Loss Contingency Actions Taken By Defendant	In 2015, UTC made tax and interest payments to German tax authorities of €275 million (approximately $300 million) in order to avoid additional interest accruals pending final resolution of this matter.
U.S. Defense Contract Management Agency Claim Against Pratt & Whitney [Member]
Loss Contingencies [Line Items]
Loss Contingency Damages Sought	177 million
German Tax Office Against Otis [Member]
Loss Contingencies [Line Items]
Loss Contingency Lawsuit Filing Date	August 3, 2012
Loss Contingency, Interest	€118 million (approximately $131 million)
Loss Contingency Damages Sought	€215 million (approximately $239 million)
Loss Contingency, Interest Paid	€275 million (approximately $300 million)
U.S. Defense Contract Management Claim against Pratt & Whitney
Loss Contingencies [Line Items]
Loss Contingency Lawsuit Filing Date	December 2013
Loss Contingency Allegations	As previously disclosed, in December 2013, a DCMA DACO asserted a claim against Pratt & Whitney to recover overpayments of approximately $177 million plus interest (approximately $98.4 million through December 31, 2019). The claim is based on Pratt & Whitney's alleged noncompliance with cost accounting standards from January 1, 2005 to December 31, 2012, due to its method of determining the cost of collaborator parts used in the calculation of material overhead costs for government contracts. In 2014, Pratt & Whitney filed an appeal to the ASBCA. An evidentiary hearing was held and completed in June 2019. The parties are now engaged in post-hearing briefing, and a decision from the ASBCA will follow. We continue to believe that the claim is without merit.
Loss Contingency Actions Taken By Defendant	In December 2018, a DCMA DACO issued a second claim against Pratt & Whitney that similarly alleges that its method of determining the cost of collaborator parts does not comply with the cost accounting standards for calendar years 2013 through 2017. This second claim demands payment of $269 million plus interest (approximately $56.2 million through December 31, 2019), which we also believe is without merit and which Pratt & Whitney appealed to the ASBCA in January 2019.
Loss Contingency, Interest	98.4 million
Asbestos Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency Allegations	As previously disclosed, like many other industrial companies, we and our subsidiaries have been named as defendants in lawsuits alleging personal injury as a result of exposure to asbestos integrated into certain of our products or business premises. While we have never manufactured asbestos and no longer incorporate it in any currently-manufactured products, certain of our historical products, like those of many other manufacturers, have contained components incorporating asbestos. A substantial majority of these asbestos-related claims have been dismissed without payment or were covered in full or in part by insurance or other forms of indemnity. Additional cases were litigated and settled without any insurance reimbursement. The amounts involved in asbestos related claims were not material individually or in the aggregate in any year.
Loss Contingency, Receivable	$ 140
Loss Contingency, Management's Assessment and Process	The amounts recorded by UTC for asbestos-related liabilities and insurance recoveries are based on currently available information and assumptions that we believe are reasonable. Our actual liabilities or insurance recoveries could be higher or lower than those recorded if actual results vary significantly from the assumptions. Key variables in these assumptions include the number and type of new claims to be filed each year, the outcomes or resolution of such claims, the average cost of resolution of each new claim, the amount of insurance available, allocation methodologies, the contractual terms with each insurer with whom we have reached settlements, the resolution of coverage issues with other excess insurance carriers with whom we have not yet achieved settlements, and the solvency risk with respect to our insurance carriers. Other factors that may affect our future liability include uncertainties surrounding the litigation process from jurisdiction to jurisdiction and from case to case, legal rulings that may be made by state and federal courts, and the passage of state or federal legislation. At the end of each year, the Company will evaluate all of these factors and, with input from an outside actuarial expert, make any necessary adjustments to both our estimated asbestos liabilities and insurance recoveries.
Asbestos Matter [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 330
Asbestos Matter [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 400
U.S. Defense Contract Management Second Claim against Pratt and Whitney [Member]
Loss Contingencies [Line Items]
Loss Contingency Lawsuit Filing Date	December 2018
Loss Contingency, Interest	56.2 million
Loss Contingency Damages Sought	269 million